FAIR VALUE MEASUREMENTS (Summary of Reconciliation of Fair Value Measurement Using Level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Liability Classified Warrant [Member]
Fair value measurements
Balance at beginning of period	$ (6,656)
Initial recognition		(6,656)
Derecognition
Gains (losses) for the period Earnings	105
Other comprehensive income
Balance at end of period	(6,551)	(6,656)
Convertible debt [Member]
Fair value measurements
Balance at beginning of period	6,500	5,000
Initial recognition	3,200	1,500
Derecognition	(5,000)
Gains (losses) for the period Earnings
Other comprehensive income
Balance at end of period	4,700	6,500
Convertible redeemable preferred shares [Member]
Fair value measurements
Balance at beginning of period	219,278	51,492
Initial recognition	6,492	131,457
Derecognition	(17,937)
Gains (losses) for the period Earnings	(50,830)	695
Other comprehensive income	(18,518)	35,634
Balance at end of period	138,485	219,278
Written put option [Member]
Fair value measurements
Balance at beginning of period	(7,000)	(730)
Initial recognition
Derecognition	7,000
Gains (losses) for the period Earnings		(6,270)
Other comprehensive income
Balance at end of period		$ (7,000)